Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares		Dec. 31, 2020	Dec. 31, 2019
J. van der Veer [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	18,738	18,366
F.A. van Houten [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	424,029	347,565
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	123,077	90,083
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	88,996	67,600

[1]	Reference date for board membership is December 31, 2020.
[2]	The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.